Operating segments	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Operating segments
15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2022 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

	For the three months ended July 31, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,468	$2,118	$207	$337	$(550)	$4,580
Non-interest income (4)(5)	748	728	1,129	1,006	(101)	3,510
Total revenues	3,216	2,846	1,336	1,343	(651)	8,090
Provision for credit losses	307	516	2	(6)	–	819
Non-interest expenses	1,448	1,491	843	758	22	4,562
Provision for income taxes	399	192	123	157	(374)	497
Net income	$1,062	$647	$368	$434	$(299)	$2,212
Net income attributable to non-controlling interests in subsidiaries	$–	$19	$2	$–	$–	$21
Net income attributable to equity holders of the Bank	$1,062	$628	$366	$434	$(299)	$2,191
Average assets ($ billions)	$450	$241	$34	$493	$184	$1,402
Average liabilities ($ billions)	$376	$184	$40	$450	$273	$1,323
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $8, International Banking – $62, Global Wealth Management – $5, and Other – $(20).

	For the three months ended April 30, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,340	$2,007	$209	$384	$(474)	$4,466
Non-interest income (4)(5)	794	745	1,091	968	(135)	3,463
Total revenues	3,134	2,752	1,300	1,352	(609)	7,929
Provision for credit losses	218	436	2	53	–	709
Non-interest expenses	1,457	1,479	818	752	70	4,576
Provision for income taxes	399	172	124	146	(356)	485
Net income	$1,060	$665	$356	$401	$(323)	$2,159
Net income attributable to non-controlling interests in subsidiaries	$–	$23	$3	$–	$–	$26
Net income attributable to equity holders of the Bank	$1,060	$642	$353	$401	$(323)	$2,133
Average assets ($ billions)	$451	$239	$34	$488	$178	$1,390
Average liabilities ($ billions)	$367	$181	$41	$446	$278	$1,313
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $25, International Banking – $69, Global Wealth Management – $5, and Other – $(35).

	For the three months ended July 31, 2022
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,361	$1,759	$200	$405	$(49)	$4,676
Non-interest income (4)(5)	758	660	1,112	747	(154)	3,123
Total revenues	3,119	2,419	1,312	1,152	(203)	7,799
Provision for credit losses	93	325	5	(15)	4	412
Non-interest expenses	1,385	1,295	796	655	60	4,191
Provision for income taxes	428	122	133	134	(215)	602
Net income	$1,213	$677	$378	$378	$(52)	$2,594
Net income attributable to non-controlling interests in subsidiaries	$–	$52	$2	$–	$–	$54
Net income attributable to equity holders of the Bank	$1,213	$625	$376	$378	$(52)	$2,540
Average assets ($ billions)	$437	$209	$33	$443	$173	$1,295
Average liabilities ($ billions)	$337	$155	$48	$419	$263	$1,222
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $15, International Banking – $54, Global Wealth Management – $3, and Other – $(28).

	For the nine months ended July 31, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$7,194	$6,024	$629	$1,175	$(1,407)	$13,615
Non-interest income (4)(5)	2,320	2,275	3,330	3,023	(564)	10,384
Total revenues	9,514	8,299	3,959	4,198	(1,971)	23,999
Provision for credit losses	743	1,356	5	62	–	2,166
Non-interest expenses	4,354	4,406	2,463	2,283	96	13,602
Provision for income taxes	1,208	533	380	499	(532)	2,088
Net income	$3,209	$2,004	$1,111	$1,354	$(1,535)	$6,143
Net income attributable to non-controlling interests in subsidiaries	$–	$80	$7	$–	$–	$87
Net income attributable to equity holders of the Bank	$3,209	$1,924	$1,104	$1,354	$(1,535)	$6,056
Average assets ($ billions)	$450	$236	$34	$487	$184	$1,391
Average liabilities ($ billions)	$367	$178	$41	$450	$278	$1,314
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $358 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $48, International Banking – $194, Global Wealth Management – $13, and Other – $(120).

	For the nine months ended July 31, 2022
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$6,638	$5,094	$558	$1,138	$65	$13,493
Non-interest income (4)(5)	2,258	2,129	3,534	2,680	(304)	10,297
Total revenues	8,896	7,223	4,092	3,818	(239)	23,790
Provision for credit losses	46	875	5	(77)	4	853
Non-interest expenses	3,991	3,848	2,461	1,978	295	12,573
Provision for income taxes	1,266	512	424	490	(409)	2,283
Net income	$3,593	$1,988	$1,202	$1,427	$(129)	$8,081
Net income attributable to non-controlling interests in subsidiaries	$–	$213	$7	$–	$–	$220
Net income attributable to equity holders of the Bank	$3,593	$1,775	$1,195	$1,427	$(129)	$7,861
Average assets ($ billions)	$424	$203	$32	$440	$166	$1,265
Average liabilities ($ billions)	$328	$149	$48	$409	$258	$1,192
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $276 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $41, International Banking – $199, Global Wealth Management – $9, and Other – $(30).